CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME / (LOSS) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Profit or loss [abstract]
(Loss) / Profit for the year	€ (434,385)	€ 1,669	€ 6,887
Other comprehensive income / (loss) that will not be reclassified to profit or loss in subsequent years:
Remeasurements on post-employment benefit obligations	52	(2,162)	428
Income tax effect	108	307	(74)
Other comprehensive income / (loss) that will not be reclassified to profit or loss in subsequent years:	160	(1,855)	354
Other comprehensive income / (loss) that may be reclassified to profit or loss in subsequent years:
Currency translation differences	4,120	(9,168)	1,854
Other comprehensive income / (loss) that may be reclassified to profit or loss in subsequent years:	4,120	(9,168)	1,854
Other comprehensive income / (loss) for the year, net of tax	4,280	(11,023)	2,208
Total comprehensive (loss) / income for the year	(430,105)	(9,354)	9,095
Attributable to:
Owners of the parent	(428,044)	(14,237)	4,502
Non-controlling interest	€ (2,061)	€ 4,883	€ 4,593